UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21876
                                                    ----------------------------

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                   Date of reporting period: JANUARY 31, 2007
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST TAX-ADVANTAGE PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

    PRINCIPAL                                                                               MARKET
      VALUE                           DESCRIPTION                                           VALUE
      ------       ----------------------------------------------------------------    ---------------

    PREFERRED SECURITIES - 122.6%

                   CAPITAL MARKETS - 16.6%
           140,000 Deutsche Bank Capital Funding Trust VIII, 6.38%...................  $     3,575,600
           120,000 Goldman Sachs Group Inc., Series D, 5.88% +.......................        3,144,000
            18,600 Lehman Brothers Holdings, Inc., Series G, 6.07% +.................          485,460
            80,000 Merrill Lynch & Company, Series H, 6.05% +........................        2,080,000
            10,000 Morgan Stanley, Series A, 6.19% +.................................          264,500
                                                                                       ----------------
                                                                                             9,549,560
                                                                                       ----------------
                   COMMERCIAL BANKS - 48.4%
             3,200 ABN Amro Capital Fund Trust V, Series E, 5.90%....................           78,496
           100,000 Barclays Bank PLC, Series 2, 6.63%................................        2,653,000
             6,000 Heartland Financial, 9.60% **.....................................        6,000,000
           100,000 HSBC Holdings PLC, Series A, 6.20%................................        2,550,000
             6,000 Irwin Financial Corporation, 8.61% **.............................        6,000,000
             7,900 Royal Bank of Scotland PLC, Series M, 6.40%.......................          203,267
            80,000 Royal Bank of Scotland PLC, Series R, 6.13%.......................        1,998,400
            40,000 Santander Finance Preferred SA Unipersonal, 6.50% **..............        1,008,752
           100,000 Santander Finance Preferred SA Unipersonal, 6.80% **..............        2,515,630
            19,900 SunTrust Banks, Series A, 5.92% +.................................          525,857
           101,400 U.S. Bancorp, Series B, 5.97% +...................................        2,692,170
            63,000 Zions Bancorporation, Series A, 5.87% +...........................        1,601,460
                                                                                       ----------------
                                                                                            27,827,032
                                                                                       ----------------
                   DIVERSIFIED FINANCIAL SERVICES - 3.3%
            40,000 Bank of America Corp., Series D, 6.20%............................        1,064,000
            31,900 ING Groep NV, 6.13%...............................................          803,880
                                                                                       ----------------
                                                                                             1,867,880
                                                                                       ----------------
                   ELECTRIC UTILITIES - 7.1%
            40,000 Alabama Power Company, 5.63%......................................          996,252
            80,000 PPL Electric Utilities Corp., 6.25%...............................        2,090,000
            10,000 Southern California Edison Company, 6.13%.........................        1,020,313
                                                                                       ----------------
                                                                                             4,106,565
                                                                                      ----------------
                   INSURANCE - 23.6%
            38,700 Aspen Insurance Holdings Ltd., 7.40% +............................          996,525
         1,000,000 AXA SA, 6.46% +**.................................................          978,437
           115,000 Axis Capital Holdings Ltd., Series A, 7.25%.......................        2,986,550
            80,000 Endurance Specialty Holdings Ltd., Series A, 7.75%................        2,092,000
            36,573 Prudential PLC, 6.50%.............................................          943,583
            20,000 Renaissancere Holdings Ltd., Series B, 7.30%......................          519,400
            80,000 Renaissancere Holdings Ltd., Series D, 6.60%......................        1,976,000
           120,000 XL Capital Ltd., Series B, 7.63%..................................        3,076,800
                                                                                       ----------------
                                                                                            13,569,295
                                                                                       ----------------
                   OIL, GAS & CONSUMABLE FUELS - 4.6%
           100,000 GMX Resources Inc., Series B, 9.25%...............................        2,657,000
                                                                                       ----------------

              See Notes to Quarterly Portfolio of Investments.           Page 1

FIRST TRUST TAX-ADVANTAGE PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

    PRINCIPAL                                                                               MARKET
      VALUE                           DESCRIPTION                                           VALUE
      ------       ----------------------------------------------------------------    ---------------

    PREFERRED SECURITIES - (CONTINUED)

                   THRIFTS & MORTGAGE FINANCE - 14.4%
            17,000 FannieMae, Series H, 5.81%........................................  $       847,450
            40,000 Franklin Bank Corp., Series A, 7.50%..............................        1,012,000
            40,000 FreddieMac, Series S, 5.87% +.....................................        2,110,000
            73,000 FreddieMac, Series V, 5.57%.......................................        1,825,000
            90,100 Sovereign Bancorp, Inc., Series C, 7.30%..........................        2,459,730
                                                                                       ----------------
                                                                                             8,254,180
                                                                                       ----------------
                   TRADING COMPANIES & DISTRIBUTORS - 4.6%
           250,400 Willis Lease Finance Corp., Series A, 9.00%.......................        2,644,224
                                                                                       ----------------

                   TOTAL PREFERRED SECURITIES........................................       70,475,736
                                                                                       ----------------
                   (Cost $69,145,608)

    CANADIAN INCOME TRUSTS - 10.0%

           110,000 Atlantic Power Corp., IPS.........................................        1,009,517
            21,800 BFI Canada Income Fund............................................          495,950
            78,000 Boralex Power Income Fund.........................................          610,740
            60,000 Crescent Point Energy Trust.......................................          855,030
            80,900 Energy Savings Income Fund........................................          880,192
           115,000 Teranet Income Fund...............................................          899,048
            90,000 Yellow Pages Income Fund..........................................          990,398
                                                                                       ----------------
                   TOTAL CANADIAN INCOME TRUSTS......................................        5,740,875
                                                                                       ----------------
                   (Cost $6,506,011)

                   TOTAL INVESTMENTS - 132.6%........................................       76,216,611
                                                                                       ----------------
                   (Cost $75,651,619)*

                   NET OTHER ASSETS & LIABILITIES - 5.7%.............................        3,247,782
                   AUCTION PREFERRED SHARES, AT LIQUIDATION VALUE - (38.3)%..........      (22,000,000)
                                                                                       ----------------
                   NET ASSETS - 100.0%...............................................  $    57,464,393
                                                                                       ================

-----------------
  *  Aggregate cost for federal income tax and financial reporting purposes.
 ** Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold, in transactions exempt from registration. At January 31, 2007, these securities amounted to $16,502,819, or 28.72% of net assets (Note 1C).
  + Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2007.
IPS  Income Participating Securities

SCHEDULE OF FOREIGN CURRENCY FUTURES CONTRACTS:

                                                                     UNREALIZED
    NUMBER OF                                                       APPRECIATION/
    CONTRACTS                                   DESCRIPTION             VALUE           (DEPRECIATION)
   ------------       --------------------------------------------  ------------       ----------------
FUTURE CONTRACTS - SHORT POSITION
       50          Canadian Dollar March 2007......................   $     4,259,000  $        141,640
                                                                      ---------------  ----------------
                                                                      $     4,259,000  $        141,640
                                                                      ===============  ================


Page 2              See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

                FIRST TRUST TAX-ADVANTAGE PREFERRED INCOME FUND
                                JANUARY 31, 2007

                     1. VALUATION AND INVESTMENT PRACTICES

A.  PORTFOLIO VALUATION:

First Trust Tax-Advantaged Preferred Income Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. Short-term investments that mature in less than 60 days are valued at amortized cost.

B.  SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued purchase commitments.

C. RESTRICTED SECURITIES:
The Fund may invest in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of January 31, 2007, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                      ACQUISITION    CARRYING VALUE
SECURITY                                                  DATE          PER UNIT      COST
--------                                              ------------    ----------   -----------
AXA SA, 6.46%......................................     12/07/06       $   0.98    $1,000,000
Heartland Financial, 9.60% ........................     12/21/06       1,000.00     6,000,000
Irwin Financial Corporation, 8.61% ................     12/22/06       1,000.00     5,940,000
Santander Finance Preferred SA Unipersonal, 6.80% .     10/31/06          25.16     2,500,000
Santander Finance Preferred SA Unipersonal, 6.50%..     01/11/07          25.22     1,000,000

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of January 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,498,720 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $933,726.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MARCH 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MARCH 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MARCH 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.